INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net mainly consist of the following:

	June 30, 2021	December 31, 2020
Land use rights	$-	$1,016,215
Patents	-	417,919
Subtotal	-	1,434,134
Less: accumulated amortization for patents	-	(310,393)
Accumulated amortization for land use right	-	(149,045)
Subtotal	-	(459,438)
Intangible assets, net	$-	$974,696

Intangible assets, net mainly consist of the following:

	December 31, 2020	December 31 2019
Land use rights	$1,016,215	$952,455
Patents	417,919	391,697
Subtotal	1,434,134	1,344,152
Less: accumulated amortization for patents	(310,393)	(234,456)
Accumulated amortization for land use right	(149,045)	(120,644)
Subtotal	(459,438)	(355,100)
Intangible assets, net	$974,696	$989,052

SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSE

Estimated future amortization expense for intangible assets is as follows:

December 31,	Total amortization expense
2021	$55,198
2022	55,198
2023	55,198
2024	29,043
2025	20,324
Thereafter	759,735
Total expense	$974,696